SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 10. SUBSEQUENT EVENTS

Subsequent to September 30, 2024, the Company issued 63,334 shares of common stock through the Purchase Agreement with Lincoln Park for gross cash proceeds of $405,820. As of November 12, 2024, there are 258,334 remaining registered shares available to be issued in connection with this agreement.

On October 9, 2024, the Company granted 25,776 restricted stock units to its officers and certain employees, which fully vest on October 9, 2028 and 14,586 restricted stock awards to its non-employee directors, which fully vest on December 31, 2024.

Effective October 9, 2024, the Board approved an equitable adjustment to increase the number of shares available under the Incentive Plan by 64,402 shares, which increased the total number of authorized shares under the Incentive Plan to 96,721 shares.

On November 7, 2024, the Company entered into an Out-Licensing Agreement (the “Agreement”) with MycoMedica Life Sciences, PBC, a Delaware public benefit corporation (“MycoMedica”), pursuant to which the Company will out-license EB-002 and its EVM201 series to MycoMedica for further development and sales of the product in treatment of neuropsychiatric disorders. MycoMedica will receive an exclusive, global license to the formulations, drugs, method of use, and medical devices developed by Enveric to utilize the compound. As part of the Agreement, the Company will receive modest upfront payments, and if certain conditions are met, will receive development and sales milestone payments of up to $62 million and tiered single-digit royalties based on future sales. MycoMedica has the option during the license term to buyout its milestone and royalty payment obligations at a predetermined amount depending upon the stage of product development and commercialization at the time of the buyout. Further, MycoMedica has the right to purchase the licensed patents at a nominal amount upon a change of control of the Company, although doing so does not relieve MycoMedica of any of its payment obligations.

The Company completed a 1-for-15 Reverse Stock Split on January 27, 2025, which began trading on a split-adjusted basis on January 29, 2025. The Reverse Stock Split reduced the number of shares of the Company’s common stock that were issued and outstanding immediately prior to the effectiveness of the Reverse Stock Split. The number of shares of the Company’s authorized common stock was not affected by the Reverse Stock Split and the par value of the Company’s common stock remained unchanged at $0.01 per share. No fractional shares were issued in connection with the Reverse Stock Split.

NOTE 12. SUBSEQUENT EVENTS

The Company completed a 1-for-15 reverse stock split on January 27, 2025, which began trading on a split-adjusted basis on January 29, 2025. The Reverse Stock Split reduced the number of shares of the Company’s common stock that were issued and outstanding immediately prior to the effectiveness of the Reverse Stock Split. The number of shares of the Company’s authorized common stock was not affected by the Reverse Stock Split and the par value of the Company’s common stock remained unchanged at $0.01 per share. No fractional shares were issued in connection with the Reverse Stock Split.

Through February 29, 2024, the Company issued all 46,934 shares of common stock of the 46,934 shares of Existing Warrants and Investment Options exercised that were held in abeyance due to the beneficial ownership limitation provisions.

On February 29, 2024, one investor exercised the Inducement Warrants to purchase 130,267 shares of common stock for cash proceeds of approximately $2.7 million.

On March 8, 2024, the Company entered into a series of common stock purchase agreements for the issuance in a registered direct offering of 15,246 shares of the Company’s common stock, par value $0.01 per share to the Holders of the Inducement Warrants. The issuance was made in exchange for the permanent and irrevocable waiver of the variable rate transaction limitation solely with respect to the entry into and/or issuance of shares of common stock in an at the market offering contained in the Inducement Letters.

Subsequent to December 31, 2023, the Company sold an aggregate of 111,200 shares of common stock for aggregate gross proceeds of $2,392,502 and net proceeds of $2,320,707 under the Distribution Agreement with Canaccord.”